Financial Instruments - Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration (Detail) - Level 3 [member] - Contingent consideration [member]
₺ in Thousands
	12 Months Ended
	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)
Disclosure of fair value of contingent consideration [line items]
Contingent consideration	₺ 758,261	₺ 475,879
Discount rate, measurement input [member]
Disclosure of fair value of contingent consideration [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	₺ (51,092)
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	₺ 55,485
Discount rate, measurement input [member] | Minimum
Disclosure of fair value of contingent consideration [line items]
Significant unobservable input, liabilities	0.068	0.043
Discount rate, measurement input [member] | Maximum
Disclosure of fair value of contingent consideration [line items]
Significant unobservable input, liabilities	0.080	0.056
Expected settlement date [member]
Disclosure of fair value of contingent consideration [line items]
Period of reasonably possible increase in unobservable input, liabilities	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	₺ (53,167)
Period of reasonably possible decrease in unobservable input, liabilities	1 year
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	₺ 57,145